Share Purchase Warrants (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Granted pursuant to acquisitions (Note 6(b))			$ 3.05
Warrants of MedMelior [Member]
Statement [Line Items]
Warrants Outstanding, Beginning Balance		0
Granted pursuant to acquisition (Note 6(b))	96,667
Warrants Outstanding, Ending Balance	96,667
Granted pursuant to acquisitions (Note 6(b))	$ 1.25
Weighted Average Exercise Price, Ending Balance	$ 1.25
Liability amount, granted pursuant to acquisition (note 6(b))	$ 25,709
Liability amount, Change in fair value	(5,009)
Liability amount, Ending Balance	$ 20,700	$ 0